U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Stock Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): __X__

3.    Investment Company Act File Number: 811-1474

      Securities Act File Number:   002-26125

4(a)  Last day of fiscal year for which this Form is filed: July 31, 2000

4(b) ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c) ____ Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                        $14,027,700,213
                                                             ---------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                                 $8,368,225,048
                                                             --------------

     (iii)  Aggregate  price of  securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 1, 1995 that were not
            previously used to reduce registration
            fees payable to the Commission                   $0
                                                             --

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]                     $8,368,225,048
                                                             --------------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv) from
            item 5(i)]                                       $5,659,475,165
                                                             --------------

      (vi)  Redemption  credits available for
            use in future years - if item 5(i)
            is less than item 5(iv) [subtract
            item 5(iv) from item 5(i)]                       $0
                                                             --
      (vii) Multiplier for determining
            registration fee (See Instruction C.9)           x0.000264
                                                             ---------

      (viii)Registration fee due [multiply item
            5(v) by item 5(vii)] (enter "0" if
            no fee is due):                                  = $1,494,101.44
                                                             ---------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the Issuer's fiscal year (see instruction D) :       +$0
                                                             ---

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                   =$1,494,101.44
                                                             --------------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                             _X_   Wire Transfer

                             ___ Mail or other means

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

               INVESCO Stock Funds, Inc.

                                    --INVESCO Blue Chip Growth Fund
                                    --INVESCO Dynamics Fund
                                    --INVESCO Endeavor Fund
                                    --INVESCO Growth & Income Fund
                                    --INVESCO S & P 500 Index Fund
                                    --INVESCO Small Company Growth Fund
                                    --INVESCO Value Equity Fund

                              By: /s/ Ronald L. Grooms
                              --------------------------
                              Ronald L. Grooms
                              Treasurer & Chief Financial
                              and Accounting Officer

Date: October 27, 2000